Earnings Per Share ("EPS") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic EPS
Net Income (Numerator)	$ 113,869	$ 116,897	$ 129,758
Shares (Denominator)	67,506,554	67,921,353	68,373,732
Per Share Amount	$ 1.69	$ 1.72	$ 1.90
Diluted EPS
Net Income (Numerator)	$ 113,869	$ 116,897	$ 129,758
Potential dilutive common shares	62,914	83,088	20,892
Shares (Denominator)	67,569,468	68,004,441	68,394,624
Per Share Amount	$ 1.69	$ 1.72	$ 1.90